Commitments and Contingencies (Detail) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended
	Oct. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2010 Teva Pharmaceuticals USA, Inc. and Teva Pharmaceutical Industries Ltd. [Member]	Jun. 30, 2010 Mylan Pharmaceuticals Inc. [Member] Patents	Jan. 31, 2011 Teva USA and Teva Pharmaceutical Industries, Sun Pharmaceutical Advanced Research Centre Ltd. and Sun Pharmaceutical Industries Ltd. [Member]	May 31, 2012 Several Generic Manufacturers [Member] Patents	Aug. 31, 2011 Several Generic Manufacturers [Member] Patents	Mar. 31, 2009 Several Generic Manufacturers [Member] Patents	Jan. 31, 2011 Watson Laboratories Inc. [Member]	Oct. 31, 2009 Sandoz, Inc. [Member] Patents	Nov. 30, 2011 Pfizer - Lipitor [Member]	Jan. 31, 2011 Pfizer - Neurontin Product [Member] Actions	Nov. 30, 2012 Pfizer Chantix / Champix Product [Member]	Dec. 31, 2002 Pfizer - Bapineuzumab [Member] test_cases	Aug. 31, 2011 Pfizer - Rebif [Member]	Dec. 31, 2009 Wyeth - Protonix [Member] Actions	Oct. 31, 2012 Wyeth - Rapamune [Member]	Oct. 31, 2012 Agreement-in-principle, civil allegations [Member] Wyeth - Rapamune [Member]	Apr. 28, 2012 Agreement-in-principle, civil allegations [Member] Celebrex [Member]	Oct. 31, 2012 Agreement-in-principle, criminal allegations [Member] Wyeth - Rapamune [Member]	Dec. 31, 2012 Pending Litigation [Member] Hormone Replacement Therapy [Member] Claim	Oct. 31, 2010 Pending Litigation [Member] Apotex Inc. and Apotex Corp., Mylan Pharmaceuticals Inc. and Mylan Inc. [Member]	Aug. 31, 2004 Pending Litigation [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Dec. 31, 2012 Pending Litigation [Member] American Optical Corp subsidiary of Warner-Lambert [Member] Claim	Jan. 31, 2011 Pending Litigation [Member] Pfizer - Neurontin Product [Member]	Nov. 30, 2010 Pending Litigation [Member] Pfizer - Neurontin Product [Member]	Dec. 31, 2008 Pending Litigation [Member] IREF -Trade Secrets Action [Member]	Dec. 31, 2012 Pending Litigation [Member] Court settlement rejection and Pfizer motion to appeal [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Dec. 31, 2010 Pending Litigation [Member] Court settlement rejection and Pfizer motion to appeal [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Dec. 31, 2005 Pending Litigation [Member] March 2005 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Mar. 31, 2005 Pending Litigation [Member] March 2005 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Sep. 26, 2004 Pending Litigation [Member] March 2005 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Jun. 30, 2012 Pending Litigation [Member] March 2011 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Jun. 30, 2011 Pending Litigation [Member] March 2011 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member]	Mar. 31, 2011 Pending Litigation [Member] March 2011 proposed settlement [Member] Quigley Co, Inc., a wholly owned subsidiary [Member] Claimant
Loss Contingencies [Line Items]
Period of exclusivity								6 months		6 months				6 months		6 months
Notice of appeal and related motion																											October 2010						October 2010
Number of patents									3		2	3	3		2
Number of other patents													2
Certain legal matters, net		$ 2,220,000,000	[1]	$ 784,000,000	[1]	$ 1,723,000,000	[1]																											$ 1,300,000,000			$ 369,000,000
Product litigation charge, after-tax																																		800,000,000			229,000,000
The minimum percentage of votes needed from claimants to approve the proposed bankruptcy reorganization plan																																				75.00%
Percentage of claimants that agreed to 2004 proposed settlement																																				80.00%
Gross settlement amount offered																																				430,000,000
Claims payment amount for qualified claimants, first or only payment																																			215,000,000				500,000,000
Number of Ad Hoc Committee claimants agreeing to the company's proposed settlement offer																																								40,000
Claims payment amount for qualified claimants, second payment																																								300,000,000
Agreed-upon payment amount of plaintiff's legal fees and expenses																																								19,000,000
Agreed upon amount of assets (cash and non-cash) to be contributed to a special purpose trust created to pay claimants, if Quigley's proposed reorganization plan is approved by the court																																						550,000,000
Insurance settlement collection period																												10 years
Insurance settlement, gross recovery																												405,000,000
Number of claims seeking damages																										10,000			66,400
Number of actions																	4				2
Contract Extension Agreement Period																				24 months
Unresolved actions, years outstanding		5 years
Cumulative percentage of actions settled																		80.00%								95.00%
Litigation settlement expense																		273,000,000								1,600,000,000
Estimated minimum cost to resolve outstanding actions																		15,000,000								100,000,000
Number of test cases																			6
Number of additional test cases																			3
Number of test cases with civil actions																			6
Loss Contingency, Damages Awarded, Value																						491,000,000	257,000,000	450,000,000	234,000,000					47,400,000	65,400,000	38,700,000
Treble damages amount awarded, under appeal																														142,100,000
Environmental complaint and penalty demand, environmental protection agency	216,000
Long-term purchase commitment, amount		$ 3,500,000,000
Claims installment, payment terms																																								Following the earlier of the effective date of a revised plan of reorganization and April 6, 2013

[1]	In 2012, primarily includes a $491 million charge resulting from an agreement-in-principle with the U.S. Department of Justice to resolve an investigation into Wyeth's historical promotional practices in connection with Rapamune, a $450 million settlement of a lawsuit by Brigham Young University related to Celebrex, and charges related to hormone-replacement therapy litigation and Chantix litigation. In 2011, primarily includes charges related to hormone-replacement therapy litigation. In 2010, includes a $1.3 billion charge for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc. (See Note 17. Commitments and Contingencies.)